DEFERRED INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Income Tax Expense (Benefit) [Table Text Block]

	2011	2010

Loss for the year	$(5,794,927)	$(2,976,645)

Computed “expected” tax (benefit) expense	$(1,970,275)	$(1,012,059)
Non deductible (taxable) items	4,088	14,502
Lower effective income tax rate on loss of foreign subsidiaries	399,000	21,884
Valuation allowance	1,567,187	975,673

Net expected tax (benefit) expense	$-	$-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

	2011	2010

Deferred tax assets (liabilities):
Trading securities	$(224,739)	$(17,280)
Net operating loss carryforwards - US	1,611,391	1,675,192
Net operating loss carryforwards - Ghana	1,229,724	1,063,043

Valuation allowance	(2,616,376)	(2,720,955)

Total deferred tax assets	$-	$-